Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,550,000,000.00
Previously Paid Amount	68,895.00
Total Fee Amount	358,905.00
Total Offset Amount	0.00
Net Fee	$ 290,010.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false